Income Taxes (Deferred tax assets and deferred tax liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets:
Deferred Compensation	$ 521,256	$ 565,577
Provision For Loan Losses	2,872,552	3,519,305
Other Real Estate Owned	1,194,141	1,125,986
Net Fees Deferred For Financial Reporting	114,924	120,984
Non-accrual Interest	431,696	167,315
Net Operating Losses	220,211	208,185
Other	207,423	47,725
Total Gross Deferred Tax Assets	5,562,203	5,755,077
Less: Valuation Allowance	(220,211)	(208,185)
Net Deferred Tax Assets	5,341,992	5,546,892
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,510	114,682
Depreciation	288,157	281,880
Other	63,536	67,881
Intangibles	0	4,465
Unrealized Gain on Securities Available for Sale	3,347,240	289,192
Total Gross Deferred Tax Liability	3,813,443	758,100
Net Deferred Tax Asset	1,528,549	4,788,792
Valuation Allowance, Deferred Tax Asset, Change in Amount	12,026
Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 2,200,000